Average Annual Total Returns		12 Months Ended	24 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Index - S&P 500® (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
S&P 500 and S&P Bitcoin 75/25 Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.47%	28.23%
S&P 500 and S&P Bitcoin Futures 75/25 Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.44%	26.59%
CYBER HORNET S&P 500(R) - No Load Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.79%		13.08%	12.91%
CYBER HORNET S&P 500(R) - No Load Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.50%		12.52%	12.29%
CYBER HORNET S&P 500(R) - No Load Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.74%		10.32%	10.56%
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.57%	23.16%
Performance Inception Date			Dec. 27, 2023
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.51%	21.46%
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.70%	17.28%

[1]	Effective January 28, 2026, the Fund changed its benchmark index from the S&P 500 and S&P Bitcoin Futures 75/25 Blend Index to the S&P 500 and S&P Bitcoin 75/25 Blend Index in connection with a change in its investment objective and investment strategy.